Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,708)	$ (4,510)	$ (38,647)	$ (259,186)
Adjustments to Reconcile Net Income (Loss) to Net Cash Used in Operating Activities:
Depreciation	0	1	4	7
Loss on impairment of long-lived assets			4,599	228,515
Loss on the disposal of assets			20,494	0
Stock compensation expense for options and warrants issued to employees and non-employees	0	2,565	5,308	9,696
Amortization of debt discounts	0	163	505	8,663
Non-cash interest expense			1,140	441
Amortization of loan costs			0	1,076
Changes in Operating Assets and Liabilities:
Prepaid Expenses			(216)	(30)
Other assets	63	3	0	(3)
Other liabilities			0	8
Accounts payable and accrued liabilities	1,422	817	3,154	136
Net cash used in operating activities	(223)	(961)	(3,659)	(10,677)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of fixed assets			0	(36)
Disposal of fixed assets			200	0
Net cash used by investing activities			200	(36)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable	200	1,052	3,527	15,145
Loan costs	0	0	0	(533)
Repayment of note payable	0	(100)	(100)	(4,415)
Net cash provided by financing activities	200	952	3,427	10,197
Minority interest	0	0
Net increase (decrease) in cash and cash equivalents	(23)	(9)	(32)	(516)
Cash and cash equivalents - beginning of period	28	60	60	576
Cash and cash equivalents - end of period	5	51	28	60
Supplemental Disclosures:
Interest paid	0	0
Income taxes paid	0	0
Issuance of common stock upon conversion of convertible notes	150	430	1,360	325
Issuance of common stock upon conversion of accrued interest	$ 12	$ 4
Issuance of common stock for interest expense			$ 21	$ 0